SHARE-BASED PAYMENTS - Summary of Awards Outstanding (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2021 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
NUMBER OF AWARDS
Granted (in shares)		359,666	875,544	4,186,770
Forfeited (in shares)		(26,042)	(19,330)	(20,000)
Exercised (in shares)		(39,786)
Expired (in share)		(3,958)
Exercisable (in shares)		825,897
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Exercisable (in usd per share) | $ / shares		$ 7.73
Plan and Founders Award
NUMBER OF AWARDS
Period start, outstanding (in shares)		5,562,984	4,911,770	745,000
Granted (in shares)	4,056,770	359,666	875,544	4,186,770
Forfeited (in shares)		(26,042)	(19,330)	(20,000)
Repurchased (in shares)			(200,000)
Exercised (in shares)		(39,786)	(5,000)
Expired (in share)		(3,958)
Period end, outstanding (in shares)		5,852,864	5,562,984	4,911,770
Exercisable (in shares)			376,563	127,188
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share) | $ / shares		$ 8.03	$ 7.49	$ 3.52
Granted (in usd per share) | $ / shares		11.50	9.89	8.18
Forfeited (in usd per share) | $ / shares		9.94	9.89	3.52
Repurchased (in usd per share) | $ / shares			3.52
Exercised (in usd per share) | $ / shares		4.10	3.52
Expired (in usd per share) | $ / shares		14.61
Period end, exercise price (in usd per share) | $ / shares		$ 8.25	8.03	7.49
Exercisable (in usd per share) | $ / shares			$ 6.73	$ 3.52